Restructuring and Relocation (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
A reconciliation of the accrual for the restructuring activities ($4 million included in "Accrued liabilities" and $3 million included in "Other liabilities" in the Consolidated Balance Sheet at December 31, 2012) is as follows:

(In thousands)	Severance
December 31, 2011	$—
Severance expense	10,591
Amounts paid	(3,591)
December 31, 2012	$7,000

Schedule of Restructuring and Related Costs
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2010	$—	$—	$—	$—	$—
Amounts expensed	5,303	265	5,568	284	5,852
Amounts paid	—	(21)	(21)	(176)	(197)
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	2,527	13,129	15,656	4,048	19,704
Amounts paid	(5,799)	(12,295)	(18,094)	(4,238)	(22,332)
December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027